CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenues	$ 1,946	$ 1,685	$ 4,142	$ 3,278
Direct operating costs	(1,063)	(840)	(2,302)	(1,638)
General and administrative expenses	(72)	(64)	(133)	(125)
Depreciation and amortization expense	(375)	(323)	(775)	(615)
Profit (loss) from operating activities	436	458	932	900
Interest expense	(247)	(241)	(529)	(453)
Share of profit (loss) of associates and joint ventures accounted for using equity method	11	34	59	52
Mark-to-market on hedging items	(75)	52	123	34
Other Expenses	(28)		(234)
Other income		(12)		(22)
Income before income tax	97	315	351	555
Income tax (expense) recovery
Current	(55)	(62)	(113)	(125)
Deferred	(8)	1	(56)	(11)
Net income	34	254	182	419
Attributable to:
Limited partners	(67)	42	(15)	36
General partner	45	39	91	77
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	(29)	17	(8)	15
Noncontrolling Interest In Net Income (Loss) Limited Partnerships, Class A shares of Brookfield Infrastructure	(10)	0	(10)	0
Non-controlling Interest In Net Income (Loss), Exchange LP Units	0	0	0	0
Interest of others in operating subsidiaries	$ 95	$ 156	$ 124	$ 291
Basic and diluted (loss) earnings per unit attributable to:
Limited partners	$ (0.25)	$ 0.11	$ (0.12)	$ 0.06